CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 09, 2022	Jan. 27, 2021	Jun. 30, 2021	May 31, 2023	May 31, 2022	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Jan. 19, 2021	Jul. 18, 2016
Debt Instrument [Line Items]
Original issue discounts						$ 75,000	$ 0	$ 0
Derivative liabilities						393,949	438,835
Amortization of debt discount interest expense						524,699	775,986
Accrued interest						28,104	28,104
Loans payable				$ 32,427,346		31,254,345	26,233,598			$ 3,500
Convertible notes							$ 3,500
Interest rate							22.00%
Original issue discount
Debt discount				557,219	$ 415,029	1,980,033	7,597,242
Debt instrument convertible conversion price per share									$ 0.027
Derivative discount		$ 438,835
Loss on extinguishment		$ 360,125
Minimum [Member]
Debt Instrument [Line Items]
Debt instrument convertible conversion price per share		$ 0.10
Maximum [Member]
Debt Instrument [Line Items]
Debt instrument convertible conversion price per share		$ 0.03
Warrant [Member]
Debt Instrument [Line Items]
Convertible notes	$ 750,000
Debt instrument maturity period	one year maturity
Interest rate	12.00%
Debt discount	$ 393,949
Common Stock [Member]
Debt Instrument [Line Items]
Accrued interest							71,955
Convertible notes							825,000
Warrants to purchase of common stock	47,000,000
Exercise price	$ 0.01
Proceeds from issuance of common stock	$ 619,250			$ 1,400,094		$ 821,027	13,108,624
Original issue discount	75,000
Transaction fees	$ 55,750
Loss on extinguishment			$ 438,703
Fee amount							$ 1,750
Number of shares converted							31,042,436
Warrant 2 [Member]
Debt Instrument [Line Items]
Debt instrument maturity period	five year maturity
Warrants to purchase of common stock	47,000,000
Exercise price	$ 0.008
Maximum limit of extinguishment of note balance	$ 375,000